Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Subsequent Events
Subsequent Events

Note 8 – Subsequent Events

As of August 18, 2023, the Company had drawn down an aggregate of $1,250,000 of Working Capital Loans, of which $1,150,000 was drawn under convertible promissory notes and $100,000 under unsecured non-convertible notes (Note 4).

On July 18, 2023, at the Company’s extraordinary general meeting of shareholders, the Company’s shareholders approved a further extension of the date by which the Company must consummate an initial business combination from July 22, 2023 to January 22, 2024 and the elimination of the Redemption Limitation from the Amended and Restated Memorandum and Articles of Association. In connection with this meeting, certain of the Company’s shareholders holding 77,130 Public Shares exercised their right to redeem such shares for a pro rata portion of the funds in the Trust Account. As a result, $841,808 (approximately $10.91 per share) was deducted from the Trust Account to pay such holders. In connection with shareholder approval of the Third Extension, the Company agreed to deposit $38,946 (at a rate of $0.05 per non-redeeming Public Share per month) for each subsequent monthly period needed by the Company to complete a business combination by January 22, 2024.

Note 9 – Subsequent Events

Additional Working Capital Loan

On January 6, 2023, the Sponsor provided the Company with an additional Working Capital Loan of $300,000, and the Company issued an unsecured convertible promissory note in the aggregate principal amount of $300,000 to the Sponsor. As of March 30, 2023, the Company had drawn down $962,000 under the Working Capital Loans (see Note 5).

Nasdaq Notice of Non-Compliance with a Continued Listing Rule

On March 23, 2023, the Company received a notice from the Listing Qualifications staff of The Nasdaq Stock Market LLC that, for the previous 30 consecutive business days, the minimum Market Value of Listed Securities (“MVLS”) for the Company’s ordinary shares was below the $35 million minimum MVLS requirement for continued listing on The Nasdaq Capital Market under Nasdaq Listing Rule 5550(b)(2) (the “MVLS Rule”). In accordance with the Nasdaq Listing Rules, the Company will have 180 calendar days (until September 19, 2023) to regain compliance with the MVLS Rule. To regain compliance with the MVLS Rule, the MVLS for the Company’s ordinary shares must be at least $35 million for a minimum of 10 consecutive business days at any time during this 180-day period. If the Company does not regain compliance with the rule by September 19, 2023, The Nasdaq Stock Market LLC will provide notice that the Company’s ordinary shares will be delisted from The Nasdaq Capital Market. In the event of such notification, the Nasdaq Listing Rules permit the Company an opportunity to appeal The Nasdaq Stock Market LLC’s determination. The Company is monitoring the MVLS of its ordinary shares and will consider options available to it to potentially achieve compliance. The Company’s securities are expected to continue to trade on The Nasdaq Capital Market during the 180-day period.